Risk management - United States - SC USA (Details) - UNITED STATES	12 Months Ended
Dec. 31, 2018
Credit risk
Credit exposure, percentage of total loans	10.00%
Santander Consumer USA Holdings Inc.
Credit risk
Credit exposure, percentage of total loans	3.00%
Non-performing rate (as a percent)	7.73%
Cost of credit	10.01%
Increase in cost of credit	0.17%
Nonperforming Coverage Ratio	155.00%
Auto financing through loan and leasing | Santander Consumer USA Holdings Inc.
Credit risk
Credit exposure, percentage of total loans	97.00%